UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky Professionally Managed Portfolios 2020 E. Financial Way, Ste. 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code:	(626) 914-7383

Date of fiscal year end:  March 31

Date of reporting period: June 30, 2010

The Osterweis Strategic Income Fund

Item 1. Proxy Voting Record.

None

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)*
Robert M. Slotky President

Date	August 26, 2010
* Print the name and title of each signing officer under his or her signature.

The Osterweis Strategic Income Fund
A Series of Professionally Managed Portfolios
Form N-PX 2010